Sundry provisions (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provisions	R$ 2,225	R$ 2,280
Additions, monetary adjustments and exchange variation	597	384
Write-offs through usage and payments	(698)	(439)
Write-off due to sale of investments in subsidiaries	(41)
Write-offs through usage and payments	(112)
Provisions	1,971	2,225
Leniency Agreement [Member]
IfrsStatementLineItems [Line Items]
Provisions	1,016	903
Additions, monetary adjustments and exchange variation	1	113
Write-offs through usage and payments	(269)
Write-offs through usage and payments	(112)
Provisions	636	1,016
Recovery Of Environmental Damage [Member]
IfrsStatementLineItems [Line Items]
Provisions	928	1,120
Additions, monetary adjustments and exchange variation	360	108
Write-offs through usage and payments	(205)	(300)
Write-off due to sale of investments in subsidiaries	(41)
Provisions	1,042	928
Rebate [Member]
IfrsStatementLineItems [Line Items]
Provisions	161	127
Additions, monetary adjustments and exchange variation	217	155
Write-offs through usage and payments	(177)	(121)
Provisions	201	161
Other [Member]
IfrsStatementLineItems [Line Items]
Provisions	120	130
Additions, monetary adjustments and exchange variation	19	8
Write-offs through usage and payments	(47)	(18)
Provisions	R$ 92	R$ 120